Leases (Details) - Schedule of Non-current Portion of Lease Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,844,023
Less: Imputed Interest	(355,423)
Present Value of Lease Liabilities	1,488,600	$ 1,379,086
2025 [Member]
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	293,444
2026 [Member]
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	244,944
2027 [Member]
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	197,328
2028 [Member]
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	150,367
2029 [Member]
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	73,535
Maturities after 2029 [Member]
Leases (Details) - Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 884,405